UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Fidelity® High Income
Central Fund 2

Annual Report

August 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-ANN-1009
1.861961.101

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Life of Fund A
Fidelity® High Income Central Fund 2	4.83%	4.89%

A From March 31, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 2 on March 31, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: During the 12 months ending August 31, 2009, high-yield bonds experienced the best of times and the worst of times. The first three months of the period were the worst on record, as the U.S. economy reeled and investment bank Lehman Brothers collapsed, causing investors to retreat sharply from investments farther out on the risk spectrum. The U.S. Treasury and the Federal Reserve Board worked feverishly to restore liquidity to the debt markets. Nevertheless, high yield stumbled to its worst year ever in 2008. The pendulum started to swing the other way in the first part of 2009, in large part due to evidence that the programs instituted by Washington, D.C., were having their desired effect. Starting from very low prices, high-yield bonds enjoyed their best quarter ever in the second quarter of 2009, which included April, the market's strongest month on record. Other factors that helped propel returns included renewed investor confidence in the markets, which sparked interest in high-yield bonds and other investments that carry risk; signs that the market was working more normally again, including the ability of some high-yield firms to successfully access capital through new issuance; and improved performance by the equity markets. When all was said and done, the Merrill Lynch® U.S. High Yield Master II Constrained Index returned 6.40% for the period.

Comments from Frederick Hoff, Portfolio Manager of Fidelity® High Income Central Fund 2: For the year, the fund returned 4.83%, trailing the return of the Merrill Lynch index. The fund was hampered by its substantial underweighting in banks and thrifts, which as a group turned in strong results. This category included General Motors Acceptance Corp. (GMAC) bonds, the fund's biggest detractor. I was significantly underexposed to this finance arm of automaker GM as well as to its subsidiary, Residential Capital. Both issuers rallied after the federal bailout of GM. Bonds of Ford Motor Credit - another portfolio underweighting - rose as well. Elsewhere, weak security selection in technology also hurt results, as did an out-of-benchmark position in textbook publisher Education Media & Publishing Group. In contrast, strong security selection within cable TV - especially Charter Communications, the fund's largest position - contributed to performance. Another boost came from underweighting bonds of yellow-pages publisher R.H. Donnelley, which struggled amid a weak advertising market. Of final note, having minimal exposure to GM bonds helped. These securities did poorly - unlike those of GMAC and Residential Capital - and the fund benefited from both an underweighting and timely ownership.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.0035%	$ 1,000.00	$ 1,308.60	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.19	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.8	3.2
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	2.1	2.3
Intelsat Jackson Holdings Limited	2.0	3.0
Avaya, Inc.	2.0	0.0
Chesapeake Energy Corp.	1.7	2.1
	10.6
Top Five Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.5	11.0
Healthcare	8.8	11.1
Electric Utilities	7.0	9.0
Technology	6.0	3.4
Energy	5.7	6.3
Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
BBB 0.8%	BBB 2.2%
BB 26.3%	BB 24.6%
B 41.0%	B 51.3%
CCC,CC,C 22.7%	CCC,CC,C 12.5%
D 2.9%	D 0.0%
Not Rated 2.0%	Not Rated 0.7%
Equities 0.6%	Equities 0.0%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 8.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of August 31, 2009 *		As of February 28, 2009 **
	Nonconvertible Bonds 79.9%		Nonconvertible Bonds 75.6%
	Convertible Bonds, Preferred Stocks 1.7%		Convertible Bonds, Preferred Stocks 1.0%
	Floating Rate Loans 14.7%		Floating Rate Loans 14.7%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 8.7%
* Foreign investments	9.7%	** Foreign investments	8.4%

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 81.0%
	Principal Amount	Value
Convertible Bonds - 1.1%
Building Materials - 0.2%
General Cable Corp.:
0.875% 11/15/13	$ 340,000	$ 316,676
1% 10/15/12	420,000	353,052
		669,728
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	1,000,000	879,100
Homebuilding/Real Estate - 0.3%
Ventas, Inc. 3.875% 11/15/11 (e)	1,410,000	1,472,646
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	770,000	616,000
Technology - 0.3%
Advanced Micro Devices, Inc. 6% 5/1/15	501,000	332,564
Lucent Technologies, Inc. 2.875% 6/15/25	1,140,000	911,966
		1,244,530
TOTAL CONVERTIBLE BONDS		4,882,004
Nonconvertible Bonds - 79.9%
Aerospace - 0.7%
Bombardier, Inc.:
6.3% 5/1/14 (e)	685,000	633,625
8% 11/15/14 (e)	1,165,000	1,137,331
Sequa Corp. 11.75% 12/1/15 (e)	2,275,000	1,410,500
TransDigm, Inc. 7.75% 7/15/14	230,000	230,000
		3,411,456
Air Transportation - 0.1%
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	5,950,000	59,500
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	32,208	16,104
Northwest Airlines, Inc. pass-thru trust certificates 7.691% 4/1/17	380,599	235,971
		311,575
Auto Parts Distribution - 0.3%
Affinia Group, Inc. 10.75% 8/15/16 (e)	145,000	149,350
Ford Motor Credit Co. LLC 7.5% 8/1/12	1,320,000	1,214,400
		1,363,750
Automotive - 3.4%
Commercial Vehicle Group, Inc. 8% 7/1/13	115,000	63,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Co. 7.45% 7/16/31	$ 1,540,000	$ 1,178,100
Ford Motor Credit Co. LLC:
7.8% 6/1/12	1,100,000	1,023,000
8% 12/15/16	1,050,000	919,950
9.875% 8/10/11	1,780,000	1,761,171
General Motors Corp.:
7.125% 7/15/13 (b)	265,000	39,750
7.2% 1/15/11 (b)	300,000	42,000
8.25% 7/15/23 (b)	500,000	72,500
8.375% 7/15/33 (b)	1,805,000	277,519
GMAC LLC 6.625% 5/15/12	340,000	296,650
Tenneco, Inc.:
8.125% 11/15/15	2,820,000	2,573,250
8.625% 11/15/14	1,720,000	1,505,000
10.25% 7/15/13	355,000	362,100
The Goodyear Tire & Rubber Co.:
5.01% 12/1/09 (f)	140,000	139,650
8.625% 12/1/11	905,000	907,263
10.5% 5/15/16	3,280,000	3,509,600
TRW Automotive, Inc. 7% 3/15/14 (e)	1,280,000	1,113,600
		15,784,353
Banks and Thrifts - 1.5%
CIT Group, Inc.:
4.75% 12/15/10	680,000	411,792
7.625% 11/30/12	1,685,000	954,665
GMAC LLC:
6.625% 5/15/12 (e)	790,000	697,175
6.75% 12/1/14 (e)	1,878,000	1,539,960
6.875% 9/15/11 (e)	1,489,000	1,369,880
6.875% 8/28/12 (e)	567,000	498,960
7% 2/1/12 (e)	594,000	530,145
7.5% 12/31/13 (e)	835,000	693,050
8% 11/1/31 (e)	600,000	468,000
		7,163,627
Broadcasting - 0.1%
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (e)(f)	1,577,141	456,429
7% 1/15/14	521,000	203,190
		659,619
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - 2.7%
Building Materials Corp. of America 7.75% 8/1/14	$ 1,320,000	$ 1,247,400
Coleman Cable, Inc. 9.875% 10/1/12	3,540,000	3,256,800
General Cable Corp.:
2.9719% 4/1/15 (f)	1,240,000	1,078,800
7.125% 4/1/17	1,505,000	1,433,513
Nortek, Inc.:
8.5% 9/1/14	1,740,000	817,800
10% 12/1/13	4,225,000	4,013,750
Owens Corning:
6.5% 12/1/16	540,000	511,934
9% 6/15/19	405,000	417,150
		12,777,147
Cable TV - 4.6%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (b)	1,230,000	172,200
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (b)	560,000	595,056
10.25% 9/15/10 (b)	2,030,000	2,255,838
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (e)(f)	6,980,000	7,049,800
10.375% 4/30/14 (e)(f)	615,000	622,688
12.875% 9/15/14 (e)	2,140,000	2,321,900
CSC Holdings, Inc.:
6.75% 4/15/12	200,000	201,000
7.625% 4/1/11	3,898,000	3,946,725
8.5% 4/15/14 (e)	750,000	763,125
8.625% 2/15/19 (e)	785,000	796,775
EchoStar Communications Corp.:
7% 10/1/13	450,000	441,000
7.125% 2/1/16	2,095,000	2,011,200
Kabel Deutschland GmbH 10.625% 7/1/14	70,000	72,800
		21,250,107
Capital Goods - 1.1%
Anixter International, Inc. 10% 3/15/14	135,000	137,363
Baldor Electric Co. 8.625% 2/15/17	1,805,000	1,795,975
Esco Corp.:
4.5044% 12/15/13 (e)(f)	90,000	79,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Esco Corp.: - continued
8.625% 12/15/13 (e)	$ 550,000	$ 539,000
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	475,000	432,250
SPX Corp. 7.625% 12/15/14	1,630,000	1,630,000
Terex Corp. 10.875% 6/1/16	680,000	714,000
		5,327,788
Chemicals - 1.1%
Airgas, Inc. 7.125% 10/1/18 (e)	510,000	506,175
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,160,000	1,990,800
Nalco Co. 8.25% 5/15/17 (e)	460,000	477,250
NOVA Chemicals Corp. 6.5% 1/15/12	480,000	460,800
Phibro Animal Health Corp. 10% 8/1/13 (e)	370,000	344,100
PolyOne Corp. 8.875% 5/1/12	1,205,000	1,180,900
		4,960,025
Consumer Products - 1.0%
Jarden Corp. 7.5% 5/1/17	2,740,000	2,637,250
Riddell Bell Holdings, Inc. 8.375% 10/1/12	2,000,000	1,800,000
		4,437,250
Containers - 1.2%
Berry Plastics Corp. 5.2594% 2/15/15 (f)	4,780,000	4,278,100
Berry Plastics Holding Corp. 8.875% 9/15/14	745,000	651,875
BWAY Corp. 10% 4/15/14 (e)	715,000	743,600
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	105,000	106,050
		5,779,625
Diversified Financial Services - 0.8%
Capital One Capital V 10.25% 8/15/39	1,650,000	1,677,753
Sprint Capital Corp. 8.75% 3/15/32	2,315,000	1,921,450
		3,599,203
Diversified Media - 1.1%
Interpublic Group of Companies, Inc. 10% 7/15/17 (e)	510,000	532,950
Liberty Media Corp. 5.7% 5/15/13	865,000	821,750
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	660,000	458,700
10% 8/1/14	850,000	799,000
11.5% 5/1/16	1,775,000	1,766,125
11.625% 2/1/14	835,000	828,738
		5,207,263
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - 5.1%
AES Corp.:
8% 10/15/17	$ 2,795,000	$ 2,697,175
8.75% 5/15/13 (e)	804,000	812,040
9.75% 4/15/16 (e)	660,000	686,400
CMS Energy Corp.:
8.5% 4/15/11	2,880,000	2,959,200
8.75% 6/15/19	590,000	620,975
Dynegy Holdings, Inc. 7.75% 6/1/19	990,000	706,613
Edison Mission Energy 7.2% 5/15/19	2,605,000	1,875,600
Energy Future Holdings:
10.875% 11/1/17	1,450,000	1,044,000
12% 11/1/17 pay-in-kind (f)	463,600	270,742
Mirant Americas Generation LLC:
8.3% 5/1/11	2,800,000	2,814,000
9.125% 5/1/31	985,000	758,450
NRG Energy, Inc.:
7.25% 2/1/14	1,865,000	1,790,400
7.375% 2/1/16	1,195,000	1,123,300
NSG Holdings II, LLC 7.75% 12/15/25 (e)	960,000	801,600
RRI Energy, Inc. 7.875% 6/15/17	2,630,000	2,334,125
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15	3,580,000	2,434,400
		23,729,020
Energy - 5.4%
Ashland, Inc. 9.125% 6/1/17 (e)	515,000	540,750
Chesapeake Energy Corp.:
6.5% 8/15/17	4,175,000	3,715,750
6.625% 1/15/16	480,000	436,200
6.875% 1/15/16	10,000	9,150
7% 8/15/14	25,000	23,500
7.5% 6/15/14	690,000	669,300
7.625% 7/15/13	1,150,000	1,129,875
9.5% 2/15/15	1,155,000	1,178,100
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (e)	795,000	564,450
11.75% 7/15/14 (e)	470,000	476,486
Denbury Resources, Inc. 9.75% 3/1/16	410,000	433,575
El Paso Corp. 8.25% 2/15/16	475,000	475,000
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	500,000	482,500
Forest Oil Corp. 7.25% 6/15/19	3,660,000	3,440,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	$ 1,820,000	$ 1,692,600
OPTI Canada, Inc. 8.25% 12/15/14	1,850,000	1,202,500
Petrohawk Energy Corp. 9.125% 7/15/13	2,210,000	2,232,100
Plains Exploration & Production Co.:
7% 3/15/17	2,285,000	2,107,913
7.625% 6/1/18	350,000	333,375
10% 3/1/16	1,395,000	1,471,725
Pride International, Inc. 7.375% 7/15/14	480,000	484,800
Range Resources Corp. 7.375% 7/15/13	1,425,000	1,417,875
SandRidge Energy, Inc.:
4.2219% 4/1/14 (f)	385,000	317,625
8.625% 4/1/15 pay-in-kind (f)	195,000	184,275
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	315,000	305,550
		25,325,374
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 8.75% 6/1/19	545,000	539,550
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16 (e)	470,000	472,350
Food and Drug Retail - 1.0%
Federated Retail Holdings, Inc. 5.35% 3/15/12	1,005,000	954,750
Rite Aid Corp.:
7.5% 3/1/17	1,120,000	938,000
10.375% 7/15/16	1,040,000	1,001,000
SUPERVALU, Inc.:
7.5% 11/15/14	670,000	659,950
8% 5/1/16	1,010,000	999,900
		4,553,600
Food/Beverage/Tobacco - 1.8%
Constellation Brands, Inc.:
7.25% 5/15/17	1,744,000	1,687,320
8.375% 12/15/14	3,600,000	3,654,000
Dean Foods Co. 7% 6/1/16	1,802,413	1,685,256
Smithfield Foods, Inc.:
7.75% 7/1/17	1,065,000	772,125
10% 7/15/14 (e)	605,000	608,025
		8,406,726
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - 1.0%
MGM Mirage, Inc.:
5.875% 2/27/14	$ 2,645,000	$ 1,877,950
6.75% 4/1/13	1,020,000	775,200
13% 11/15/13 (e)	880,000	981,200
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	370,000	255,300
7.125% 8/15/14	610,000	427,000
Station Casinos, Inc.:
6% 4/1/12 (b)	930,000	288,300
7.75% 8/15/16 (b)	810,000	255,150
		4,860,100
Healthcare - 7.6%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460,000	478,400
Apria Healthcare Group, Inc. 12.375% 11/1/14 (e)	1,070,000	1,078,025
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (f)	3,955,000	4,083,538
Carriage Services, Inc. 7.875% 1/15/15	680,000	612,000
Community Health Systems, Inc. 8.875% 7/15/15	2,000,000	2,005,000
DaVita, Inc.:
6.625% 3/15/13	1,000,000	958,750
7.25% 3/15/15	1,685,000	1,630,238
HCA, Inc.:
7.875% 2/15/20 (e)	2,290,000	2,247,063
8.5% 4/15/19 (e)	1,420,000	1,428,875
9.125% 11/15/14	770,000	781,550
9.25% 11/15/16	2,625,000	2,651,250
9.625% 11/15/16 pay-in-kind (f)	2,607,000	2,629,811
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	540,000	523,800
Inverness Medical Innovations, Inc. 9% 5/15/16	1,005,000	999,975
Psychiatric Solutions, Inc. 7.75% 7/15/15 (e)	370,000	345,950
Senior Housing Properties Trust 7.875% 4/15/15	313,000	291,873
Service Corp. International 7.375% 10/1/14	265,000	257,050
Skilled Healthcare Group, Inc. 11% 1/15/14	235,000	239,700
Tenet Healthcare Corp.:
8.875% 7/1/19 (e)	1,680,000	1,722,000
9.25% 2/1/15	2,295,000	2,197,463
Ventas Realty LP:
6.5% 6/1/16	3,550,000	3,301,500
6.5% 6/1/16	205,000	190,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP: - continued
7.125% 6/1/15	$ 128,000	$ 121,600
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (d)	5,275,000	4,562,875
		35,338,936
Homebuilding/Real Estate - 2.8%
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (e)	1,620,000	1,672,650
KB Home 5.875% 1/15/15	175,000	162,750
Realogy Corp. 10.5% 4/15/14	3,620,000	2,135,800
Rouse Co.:
5.375% 11/26/13 (b)	1,670,000	1,260,850
7.2% 9/15/12 (b)	705,000	542,850
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(e)	4,670,000	3,549,200
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (e)	3,480,000	3,532,200
		12,856,300
Hotels - 1.3%
Host Hotels & Resorts LP:
6.875% 11/1/14	1,650,000	1,567,500
9% 5/15/17 (e)	135,000	137,700
Host Marriott LP 7.125% 11/1/13	1,170,000	1,134,900
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 10/15/14	3,130,000	3,114,350
		5,954,450
Leisure - 0.6%
Harrah's Escrow Corp. 11.25% 6/1/17 (e)	850,000	867,000
Royal Caribbean Cruises Ltd. 11.875% 7/15/15	1,590,000	1,621,800
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(e)	243,000	201,690
Universal City Florida Holding Co. I/II 5.2331% 5/1/10 (f)	260,000	234,000
		2,924,490
Metals/Mining - 4.7%
Arch Coal, Inc. 8.75% 8/1/16 (e)	665,000	665,000
Drummond Co., Inc. 7.375% 2/15/16 (e)	515,000	448,050
FMG Finance Property Ltd.:
10% 9/1/13 (e)	1,150,000	1,201,750
10.625% 9/1/16 (e)	3,310,000	3,541,700
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530,000	516,750
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (f)	1,530,000	1,461,150
8.25% 4/1/15	885,000	923,719
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Freeport-McMoRan Copper & Gold, Inc.: - continued
8.375% 4/1/17	$ 1,180,000	$ 1,234,575
Massey Energy Co. 6.875% 12/15/13	2,000,000	1,880,000
Novelis, Inc.:
7.25% 2/15/15 (d)	1,150,000	885,500
11.5% 2/15/15 (e)	225,000	222,750
Peabody Energy Corp.:
6.875% 3/15/13	1,000,000	1,000,000
7.375% 11/1/16	1,240,000	1,233,800
Teck Resources Ltd.:
9.75% 5/15/14	1,895,000	2,051,338
10.25% 5/15/16	1,640,000	1,805,968
10.75% 5/15/19	2,465,000	2,810,100
		21,882,150
Paper - 2.5%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14 (e)	205,000	213,200
Domtar Corp.:
7.125% 8/15/15	470,000	453,550
7.875% 10/15/11	302,000	305,020
9.5% 8/1/16	550,000	544,500
10.75% 6/1/17	915,000	992,775
Georgia-Pacific Corp.:
7.125% 1/15/17 (e)	870,000	828,675
8.125% 5/15/11	1,120,000	1,134,000
9.5% 12/1/11	2,151,000	2,237,040
Graphic Packaging International, Inc.:
8.5% 8/15/11	889,000	889,000
9.5% 8/15/13	355,000	355,000
9.5% 6/15/17 (e)	1,025,000	1,053,188
NewPage Corp. 10% 5/1/12	1,665,000	782,550
Rock-Tenn Co.:
9.25% 3/15/16	265,000	278,250
9.25% 3/15/16 (e)	235,000	246,750
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (e)	765,000	753,525
Verso Paper Holdings LLC/Verso Paper, Inc. 9.125% 8/1/14	1,065,000	692,250
		11,759,273
Publishing/Printing - 3.1%
Cadmus Communications Corp. 8.375% 6/15/14	445,000	296,481
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Publishing/Printing - continued
Cenveo Corp.:
7.875% 12/1/13	$ 2,030,000	$ 1,512,350
10.5% 8/15/16 (e)	2,930,000	2,450,213
The Reader's Digest Association, Inc. 9% 2/15/17 (b)	2,030,000	48,213
TL Acquisitions, Inc.:
10.5% 1/15/15 (e)	6,580,000	5,987,800
13.25% 7/15/15 (e)	595,000	538,475
Valassis Communications, Inc. 8.25% 3/1/15	3,875,000	3,390,625
		14,224,157
Railroad - 0.2%
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16 (e)	380,000	400,900
Kansas City Southern Railway Co. 8% 6/1/15	565,000	553,700
		954,600
Restaurants - 0.2%
Carrols Corp. 9% 1/15/13	920,000	894,700
Services - 4.1%
ARAMARK Corp.:
3.9831% 2/1/15 (f)	3,735,000	3,184,088
8.5% 2/1/15	1,150,000	1,112,625
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.94% 5/15/14 (f)	950,000	660,250
7.625% 5/15/14	470,000	376,000
7.75% 5/15/16	1,330,000	1,029,088
Corrections Corp. of America 6.25% 3/15/13	1,655,000	1,617,763
Hertz Corp. 8.875% 1/1/14	3,540,000	3,363,000
Iron Mountain, Inc.:
6.625% 1/1/16	155,000	146,475
8% 6/15/20	2,305,000	2,235,850
8.625% 4/1/13	190,000	190,000
Penhall International Corp. 12% 8/1/14 (e)	190,000	72,200
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)	1,375,000	1,210,000
United Rentals North America, Inc.:
6.5% 2/15/12	355,000	342,575
7% 2/15/14	375,000	315,000
7.75% 11/15/13	1,275,000	1,058,250
10.875% 6/15/16 (e)	2,030,000	2,060,450
		18,973,614
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - 1.3%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	$ 1,780,000	$ 1,628,700
Navios Maritime Holdings, Inc. 9.5% 12/15/14	635,000	555,625
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	2,125,200
Teekay Corp. 8.875% 7/15/11	1,110,000	1,104,450
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	680,000	571,200
		5,985,175
Specialty Retailing - 1.3%
Dollar General Corp.:
10.625% 7/15/15	535,000	593,850
11.875% 7/15/17 pay-in-kind (f)	435,000	487,200
Michaels Stores, Inc. 10% 11/1/14	1,040,000	993,200
Sally Holdings LLC 9.25% 11/15/14	3,096,000	3,196,620
United Auto Group, Inc. 7.75% 12/15/16	800,000	701,000
		5,971,870
Steels - 0.4%
Steel Dynamics, Inc. 7.375% 11/1/12	1,810,000	1,769,275
Tube City IMS Corp. 9.75% 2/1/15	195,000	140,400
		1,909,675
Super Retail - 2.5%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	2,911,000	2,387,020
8% 3/15/14	2,910,000	2,604,450
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	2,000,000	2,025,000
Macy's Retail Holdings, Inc. 8.875% 7/15/15	1,125,000	1,139,281
Sonic Automotive, Inc. 8.625% 8/15/13	2,375,000	2,006,875
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	480,000	296,400
The May Department Stores Co. 5.75% 7/15/14	470,000	425,244
Toys 'R' Us, Inc. 7.875% 4/15/13	845,000	722,475
		11,606,745
Technology - 3.4%
Avago Technologies Finance Ltd. 10.125% 12/1/13	785,000	820,325
Avaya, Inc. 10.875% 11/1/15 pay-in-kind (d)(e)	4,995,000	3,136,080
First Data Corp. 9.875% 9/24/15	495,000	420,750
Freescale Semiconductor, Inc. 8.875% 12/15/14	1,825,000	1,222,750
Lucent Technologies, Inc.:
6.45% 3/15/29	1,160,000	788,800
6.5% 1/15/28	480,000	326,400
Nortel Networks Corp.:
0% 7/15/11 (b)(f)	575,000	253,000
10.75% 7/15/16 (b)	1,200,000	555,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
NXP BV:
7.875% 10/15/14	$ 270,000	$ 183,600
10% 7/15/13 (e)	581,000	488,040
Seagate Technology International 10% 5/1/14 (e)	525,000	561,750
Serena Software, Inc. 10.375% 3/15/16	355,000	333,700
SunGard Data Systems, Inc.:
9.125% 8/15/13	3,125,000	3,101,563
10.625% 5/15/15 (e)	365,000	375,950
Xerox Capital Trust I 8% 2/1/27	3,850,000	3,091,473
		15,659,181
Telecommunications - 9.4%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (e)	715,000	720,363
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	1,225,000	1,249,500
Cricket Communications, Inc.:
9.375% 11/1/14	1,560,000	1,470,300
10% 7/15/15	1,780,000	1,713,250
Crown Castle International Corp. 9% 1/15/15	1,265,000	1,312,438
Digicel Group Ltd.:
8.875% 1/15/15 (e)	1,785,000	1,584,188
9.125% 1/15/15 pay-in-kind (e)(f)	2,329,000	2,072,810
9.25% 9/1/12 (e)	765,000	765,000
Frontier Communications Corp. 8.25% 5/1/14	1,510,000	1,498,675
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	6,910,000	7,065,462
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13	1,000,000	1,002,500
8.875% 1/15/15	2,425,000	2,437,125
Level 3 Financing, Inc.:
4.6013% 2/15/15 (f)	540,000	378,000
9.25% 11/1/14	1,120,000	924,000
MetroPCS Wireless, Inc. 9.25% 11/1/14	1,660,000	1,628,875
Nextel Communications, Inc.:
5.95% 3/15/14	655,000	550,200
6.875% 10/31/13	380,000	340,100
7.375% 8/1/15	4,110,000	3,508,913
Qwest Corp.:
3.8794% 6/15/13 (f)	2,060,000	1,905,500
7.5% 10/1/14	75,000	74,250
8.375% 5/1/16 (e)	1,000,000	1,017,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Corp.: - continued
8.875% 3/15/12	$ 455,000	$ 468,650
Sprint Capital Corp.:
6.9% 5/1/19	4,820,000	4,048,800
7.625% 1/30/11	765,000	765,956
Wind Acquisition Finance SA:
10.75% 12/1/15 (e)	1,025,000	1,091,625
11.75% 7/15/17 (e)	2,100,000	2,278,500
Windstream Corp.:
7% 3/15/19	910,000	832,650
8.625% 8/1/16	1,159,000	1,163,346
		43,868,476
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 4.5925% 12/15/14 (f)	300,000	258,000
Quiksilver, Inc. 6.875% 4/15/15	1,745,000	1,099,350
		1,357,350
TOTAL NONCONVERTIBLE BONDS		372,040,650
TOTAL CORPORATE BONDS (Cost $369,993,804)		376,922,654
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.4406% 8/1/24 (e)(f) (Cost $139,483)	179,606	68,250
Common Stocks - 0.0%
	Shares
Air Transportation - 0.0%
Delta Air Lines, Inc. (a)	9	65
Chemicals - 0.0%
Georgia Gulf Corp. (a)(e)	2,670	68,108
TOTAL COMMON STOCKS (Cost $49,485)		68,173
Convertible Preferred Stocks - 0.6%
	Shares	Value
Banks and Thrifts - 0.3%
Bank of America Corp. Series L, 7.25%	1,300	$ 1,121,900
Chemicals - 0.3%
Georgia Gulf Corp. (e)	59,830	1,526,174
Technology - 0.0%
Lucent Technologies Capital Trust I 7.75%	100	73,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,282,661)		2,721,074
Floating Rate Loans (h) - 14.7%
	Principal Amount
Aerospace - 0.4%
Sequa Corp. term loan 3.8441% 12/3/14 (f)	$ 2,450,810	2,083,188
Automotive - 1.9%
Federal-Mogul Corp.:
Tranche B, term loan 2.217% 12/27/14 (f)	5,739,622	4,276,018
Tranche C, term loan 2.2161% 12/27/15 (f)	2,928,378	2,167,000
Ford Motor Co. term loan 3.495% 12/15/13 (f)	2,680,218	2,318,389
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.04% 4/30/14 (f)	280,000	258,300
		9,019,707
Broadcasting - 0.6%
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (f)	2,750,000	2,151,875
VNU, Inc. term loan 2.2756% 8/9/13 (f)	710,335	664,163
		2,816,038
Cable TV - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (f)	3,652,660	3,369,578
CSC Holdings, Inc. Tranche B, term loan 2.0229% 3/31/13 (f)	380,844	368,466
		3,738,044
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 6.0225% 5/4/15 pay-in-kind (f)	1,040,000	863,200
Chemicals - 0.3%
Georgia Gulf Corp. term loan 9.4114% 10/3/13 (f)	895,487	859,667
MacDermid, Inc. Tranche B, term loan 2.285% 4/12/14 (f)	356,066	297,315
		1,156,982
Floating Rate Loans (h) - continued
	Principal Amount	Value
Electric Utilities - 1.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2875% 3/30/12 (f)	$ 34,657	$ 31,191
term loan 3.5975% 3/30/14 (f)	1,112,327	1,001,094
Calpine Corp. Tranche D, term loan 3.475% 3/29/14 (f)	3,226,811	2,944,465
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.7757% 10/10/14 (f)	847,068	641,654
Tranche B2, term loan 3.7757% 10/10/14 (f)	5,355,152	4,056,527
		8,674,931
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.285% 11/14/14 (f)	560,235	408,972
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.0268% 6/4/14 (f)	1,312,500	1,135,313
Healthcare - 1.2%
Community Health Systems, Inc.:
Tranche B, term loan 2.612% 7/25/14 (f)	1,441,929	1,340,994
Tranche DD, term loan 2.535% 7/25/14 (f)	73,576	68,426
HCA, Inc. Tranche B, term loan 2.8475% 11/17/13 (f)	3,081,313	2,904,137
VWR Funding, Inc. term loan 2.785% 6/29/14 (f)	1,420,725	1,314,171
		5,627,728
Homebuilding/Real Estate - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.3088% 10/10/13 (f)	29,697	22,718
Tranche B, term loan 3.2807% 10/10/13 (f)	110,303	84,382
Tranche DD, term loan 3.3982% 10/10/13 (f)	248,734	190,282
		297,382
Paper - 0.2%
Georgia-Pacific Corp. Tranche B 1LN, term loan 2.6095% 12/20/12 (f)	285,531	276,109
NewPage Corp. term loan 4.0625% 12/21/14 (f)	660,000	603,900
		880,009
Publishing/Printing - 0.7%
Cengage Learning, Inc. Tranche B, term loan 2.79% 7/5/14 (f)	2,772,105	2,397,871
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (f)	4,378,929	963,364
		3,361,235
Floating Rate Loans (h) - continued
	Principal Amount	Value
Restaurants - 0.9%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8669% 6/14/13 (f)	$ 404,988	$ 321,965
term loan 2.625% 6/14/14 (f)	4,785,012	3,804,085
		4,126,050
Services - 0.7%
RSC Equipment Rental Tranche 2LN, term loan 4.0157% 11/30/13 (f)	1,850,000	1,572,500
ServiceMaster Co.:
term loan 2.85% 7/24/14 (f)	1,682,938	1,447,327
Tranche DD, term loan 2.79% 7/24/14 (f)	167,596	144,132
		3,163,959
Specialty Retailing - 0.7%
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (f)	3,648,911	3,211,042
Super Retail - 0.4%
Dollar General Corp. Tranche B1, term loan 3.1249% 7/6/14 (f)	935,000	902,275
Neiman Marcus Group, Inc. term loan 2.4933% 4/6/13 (f)	975,000	801,938
		1,704,213
Technology - 2.3%
Avaya, Inc. term loan 3.1369% 10/26/14 (f)	8,215,000	5,914,800
First Data Corp. Tranche B1, term loan 3.0171% 9/24/14 (f)	574,580	478,338
Flextronics International Ltd. Tranche B-B, term loan 2.8469% 10/1/12 (f)	683,383	633,838
Freescale Semiconductor, Inc. term loan:
2.0306% 12/1/13 (f)	1,687,158	1,256,933
12.5% 12/15/14	1,515,187	1,416,699
SunGard Data Systems, Inc. term loan 2.0256% 2/28/14 (f)	1,249,382	1,168,172
		10,868,780
Telecommunications - 1.1%
Digicel International Finance Ltd. term loan 3.125% 3/30/12 (f)	155,000	147,250
FairPoint Communications, Inc.:
Tranche A, term loan 3/31/14 (f)	105,000	79,538
Tranche B, term loan 5% 3/31/15 (f)	685,000	517,175
Floating Rate Loans (h) - continued
	Principal Amount	Value
Telecommunications - continued
Intelsat Jackson Holdings Ltd. term loan 3.2756% 2/1/14 (f)	$ 2,755,000	$ 2,400,294
Level 3 Financing, Inc. term loan 2.6914% 3/13/14 (f)	2,520,000	2,160,900
		5,305,157
TOTAL FLOATING RATE LOANS (Cost $68,014,916)		68,441,930
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.33% (g) (Cost $18,547,496)	18,547,496	18,547,496
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $459,027,845)		466,769,577
NET OTHER ASSETS - (0.3)%		(1,214,785)
NET ASSETS - 100%		$ 465,554,792
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,496,932 or 19.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 256,566
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 1,121,900	$ 1,121,900	$ -	$ -
Industrials	65	65	-	-
Information Technology	73,000	-	73,000	-
Materials	1,594,282	-	1,594,282	-
Corporate Bonds	376,922,654	-	376,847,050	75,604
Commercial Mortgage Securities	68,250	-	-	68,250
Floating Rate Loans	68,441,930	-	68,441,930	-
Money Market Funds	18,547,496	18,547,496	-	-
Total Investments in Securities:	$ 466,769,577	$ 19,669,461	$ 446,956,262	$ 143,854
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 367,524
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(21,297)
Cost of Purchases	-
Proceeds of Sales	(240,000)
Amortization/Accretion	(66,702)
Transfers in/out of Level 3	104,329
Ending Balance	$ 143,854
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (19,496)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $440,480,349)	$ 448,222,081
Fidelity Central Funds (cost $18,547,496)	18,547,496
Total Investments (cost $459,027,845)		$ 466,769,577
Cash		582,062
Receivable for investments sold		2,373,015
Interest receivable		8,780,353
Distributions receivable from Fidelity Central Funds		5,517
Other receivables		2,210
Total assets		478,512,734

Liabilities
Payable for investments purchased	$ 12,948,809
Distributions payable	81
Other payables and accrued expenses	9,052
Total liabilities		12,957,942

Net Assets		$ 465,554,792
Net Assets consist of:
Paid in capital		$ 457,819,360
Net unrealized appreciation (depreciation) on investments		7,735,432
Net Assets, for 4,929,346 shares outstanding		$ 465,554,792
Net Asset Value, offering price and redemption price per share ($465,554,792 ÷ 4,929,346 shares)		$ 94.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2009

Investment Income
Dividends		$ 23,562
Interest		43,108,092
Income from Fidelity Central Funds		256,566
Total income		43,388,220

Expenses
Custodian fees and expenses	$ 12,186
Independent directors' compensation	2,862
Interest	746
Miscellaneous	16
Total expenses before reductions	15,810
Expense reductions	(4,911)	10,899
Net investment income		43,377,321
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(45,632,325)
Change in net unrealized appreciation (depreciation) on: Investment securities		29,193,124
Net gain (loss)		(16,439,201)
Net increase (decrease) in net assets resulting from operations		$ 26,938,120

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2009	For the period March 31, 2008 (commencement of operations) to August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 43,377,321	$ 16,058,721
Net realized gain (loss)	(45,632,325)	(3,257,522)
Change in net unrealized appreciation (depreciation)	29,193,124	(4,177,145)
Net increase (decrease) in net assets resulting from operations	26,938,120	8,624,054
Distributions to partners from net investment income	(37,208,364)	(14,849,632)
Affiliated share transactions Proceeds from sales of shares	117,819,819	11,209,702
Contributions in-kind	-	426,190,204
Reinvestment of distributions	37,207,830	14,849,629
Cost of shares redeemed	(115,039,611)	(10,186,959)
Net increase (decrease) in net assets resulting from share transactions	39,988,038	442,062,576
Total increase (decrease) in net assets	29,717,794	435,836,998

Net Assets
Beginning of period	435,836,998	-
End of period	$ 465,554,792	$ 435,836,998
Other Information Shares
Sold	1,488,758	110,901
Issued for in-kind contributions	-	4,261,902
Issued in reinvestment of distributions	457,882	147,351
Redeemed	(1,436,447)	(101,001)
Net increase (decrease)	510,193	4,419,153

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 98.62	$ 100.00
Income from Investment Operations
Net investment income D	8.623	3.708
Net realized and unrealized gain (loss)	(5.390)	(1.658)
Total from investment operations	3.233	2.050
Distributions to partners from net investment income	(7.403)	(3.430)
Net asset value, end of period	$ 94.45	$ 98.62
Total Return B, C	4.83%	2.09%
Ratios to Average Net Assets E, I
Expenses before reductions	-% G	-% A, G
Expenses net of fee waivers, if any	-% G	-% A, G
Expenses net of all reductions	-% G	-% A, G
Net investment income	10.53%	8.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 465,555	$ 435,837
Portfolio turnover rate F	57%	35% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period March 31, 2008 (commencement of operations) to August 31, 2008.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For commercial mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 40,870,331
Unrealized depreciation	(27,872,527)
Net unrealized appreciation (depreciation)	$ 12,997,804

Cost for federal income tax purposes	$ 453,771,773

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $276,383,083 and $219,052,976, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,837,889.44%		$ 746

Exchange-In-Kind. On March 31, 2008, the Investing Funds completed a non-taxable exchange with the Fund. The Investing Funds delivered securities with a value, including accrued interest, of $ 426,190,204 (which included $17,280,547 of unrealized depreciation) for 4,261,902 shares (each then valued at $100.00 per share) of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its partners.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,862.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,049.

Annual Report

Notes to Financial Statements - continued

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Fund 2:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 2 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended August 31, 2009 and for the period from March 31, 2008 (commencement of operations) to August 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodians and brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Fund 2 as of August 31, 2009, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended August 31, 2009 and for the period from March 31, 2008 (commencement of operations) to August 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Part B of the Registration Statement includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 2004

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2004

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Brian B. Hogan (44)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

High Income Central Fund 2

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Specialized High Income
Central Fund

Annual Report

August 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-ANN-1009
1.820817.104

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Life of Fund A
Fidelity® Specialized High Income Central Fund	4.96%	4.49%

A From September 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on September 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II - BB Rated Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: During the 12 months ending August 31, 2009, high-yield bonds experienced the best of times and the worst of times. The first three months of the period were the worst on record, as the U.S. economy reeled and investment bank Lehman Brothers collapsed, causing investors to retreat sharply from investments farther out on the risk spectrum. The U.S. Treasury and the Federal Reserve Board worked feverishly to restore liquidity to the debt markets. Nevertheless, high yield stumbled to its worst year ever in 2008. The pendulum started to swing the other way in the first part of 2009, in large part due to evidence that the programs instituted by Washington, D.C., were having their desired effect. Starting from very low prices, high-yield bonds enjoyed their best quarter ever in the second quarter of 2009, which included April, the market's strongest month on record. Other factors that helped propel returns included renewed investor confidence in the markets, which sparked interest in high-yield bonds and other investments that carry risk; signs that the market was working more normally again, including the ability of some high-yield firms to successfully access capital through new issuance; and improved performance by the equity markets. When all was said and done, the Merrill Lynch® U.S. High Yield Master II Constrained Index returned 6.40% for the period.

Comments from Matthew Conti, Portfolio Manager of Fidelity® Specialized High Income Central Fund: The fund returned 4.96% during the year, trailing its benchmark, the Merrill Lynch U.S. High Yield Master II - BB Rated Constrained Index, which returned 8.11%. Among the factors that dampened the fund's relative performance was its lack of exposure to the top-performing insurance industry. Unfavorable security selection in services and technology also hurt, as did underweighting diversified financial services. On the plus side, underweighting building materials helped, as did positive security selection in the paper industry. The fund's modest cash position further bolstered relative results, specifically during the market turbulence early in the period. At the security level, detractors included not owning insurance giant AIG (American International Group) and Royal Bank of Scotland, index constituents that significantly outperformed. Untimely ownership of VIP Finance Ireland - not held at period end - also hurt, as did investments in car rental company Avis - since sold - and tech firm Xerox, which was not part of the benchmark. Contributions came from not owning several benchmark components that struggled, including financial firms TuranAlem Finance and Washington Mutual, as well as real-estate-related companies Rouse and iStar Financial.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.0025%	$ 1,000.00	$ 1,195.00	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.19	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	4.1	3.2
Chesapeake Energy Corp.	3.9	3.3
EchoStar Communications Corp.	3.4	3.0
American Real Estate Partners/American Real Estate Finance Corp.	3.1	2.5
Host Marriott Lp	2.6	2.2
	17.1
Top Five Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.4	9.5
Energy	10.7	11.9
Electric Utilities	7.8	7.8
Healthcare	7.0	7.4
Cable TV	6.6	9.7
Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
AAA,AA,A 0.0%	AAA,AA,A 0.1%
BBB 3.3%	BBB 5.4%
BB 68.2%	BB 72.3%
B 21.7%	B 18.3%
CCC,CC,C 1.0%	CCC,CC,C 1.0%
D 0.0%	D 0.0%
Not Rated 0.9%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 4.9%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*		As of February 28, 2009**
	Nonconvertible Bonds 91.0%		Nonconvertible Bonds 91.5%
	Convertible Bonds, Preferred Stocks 0.8%		Convertible Bonds, Preferred Stocks 0.7%
	Floating Rate Loans 3.3%		Floating Rate Loans 4.9%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	13.4%	** Foreign investments	14.3%

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 91.8%
	Principal Amount	Value
Convertible Bonds - 0.8%
Energy - 0.5%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 2,466,000	$ 1,932,851
Homebuilding/Real Estate - 0.3%
Ventas, Inc. 3.875% 11/15/11 (a)	1,210,000	1,263,760
TOTAL CONVERTIBLE BONDS		3,196,611
Nonconvertible Bonds - 91.0%
Aerospace - 1.2%
BE Aerospace, Inc. 8.5% 7/1/18	840,000	827,400
Bombardier, Inc.:
6.75% 5/1/12 (a)	1,180,000	1,153,450
7.45% 5/1/34 (a)	775,000	612,250
8% 11/15/14 (a)	2,550,000	2,489,438
		5,082,538
Air Transportation - 2.9%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,275,000	1,979,250
6.977% 11/23/22	733,851	469,664
7.024% 4/15/11	655,000	651,725
7.324% 4/15/11	365,000	365,000
8.608% 10/1/12	1,120,000	940,800
10.375% 7/2/19	845,000	878,800
Continental Airlines, Inc. pass-thru trust certificates:
6.903% 4/19/22	795,000	556,500
7.566% 9/15/21	257,283	218,691
7.73% 9/15/12	45,200	39,324
7.875% 7/2/18	1,636,452	1,080,058
8.388% 5/1/22	84,851	62,790
9.558% 9/1/19	229,913	142,546
9.798% 4/1/21	1,573,564	975,609
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	250,000	243,750
8.021% 8/10/22	2,301,903	1,611,332
8.954% 8/10/14	459,004	330,483
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	973,711	662,124
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,338,191	802,915
		12,011,361
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Auto Parts Distribution - 0.4%
RSC Equipment Rental, Inc. 10% 7/15/17 (a)	$ 1,580,000	$ 1,674,800
Automotive - 0.2%
The Goodyear Tire & Rubber Co. 9% 7/1/15	675,000	683,438
Banks and Thrifts - 0.4%
CIT Group, Inc.:
5.2% 11/3/10	370,000	222,536
5.4% 3/7/13	1,100,000	622,049
5.6% 4/27/11	330,000	196,916
7.625% 11/30/12	1,340,000	759,200
		1,800,701
Building Materials - 0.3%
Owens Corning:
6.5% 12/1/16	1,073,000	1,017,231
9% 6/15/19	330,000	339,900
		1,357,131
Cable TV - 6.6%
CSC Holdings, Inc.:
6.75% 4/15/12	1,825,000	1,834,125
8.5% 4/15/14 (a)	1,025,000	1,042,938
8.5% 6/15/15 (a)	1,295,000	1,307,950
8.625% 2/15/19 (a)	3,040,000	3,085,600
EchoStar Communications Corp.:
6.375% 10/1/11	3,895,000	3,899,869
6.625% 10/1/14	1,455,000	1,378,613
7% 10/1/13	6,645,000	6,512,100
7.125% 2/1/16	1,560,000	1,497,600
7.75% 5/31/15	705,000	694,425
Videotron Ltd.:
9.125% 4/15/18 (a)	800,000	842,000
9.125% 4/15/18	4,770,000	5,008,500
		27,103,720
Capital Goods - 2.7%
Case Corp. 7.25% 1/15/16	3,600,000	3,429,000
Case New Holland, Inc. 7.75% 9/1/13 (a)	1,885,000	1,856,725
Leucadia National Corp.:
7% 8/15/13	2,160,000	2,052,000
7.125% 3/15/17	2,955,000	2,689,050
Terex Corp. 8% 11/15/17	1,325,000	1,126,250
		11,153,025
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - 2.6%
Dow Chemical Co. 8.55% 5/15/19	$ 3,200,000	$ 3,485,616
Nalco Co. 8.25% 5/15/17 (a)	1,225,000	1,270,938
NOVA Chemicals Corp.:
4.5375% 11/15/13 (b)	2,720,000	2,393,600
6.5% 1/15/12	3,545,000	3,403,200
		10,553,354
Containers - 1.4%
Ball Corp. 7.125% 9/1/16	915,000	919,575
Greif, Inc. 6.75% 2/1/17	5,275,000	4,932,125
		5,851,700
Diversified Financial Services - 0.5%
Reliance Intermediate Holdings LP 9.5% 12/15/19 (a)	1,255,000	1,248,725
Sprint Capital Corp. 8.75% 3/15/32	760,000	630,800
		1,879,525
Diversified Media - 1.9%
Interpublic Group of Companies, Inc. 6.25% 11/15/14	3,110,000	2,868,975
Lamar Media Corp. 9.75% 4/1/14 (a)	1,265,000	1,340,900
Liberty Media Corp.:
5.7% 5/15/13	2,260,000	2,147,000
8.25% 2/1/30	1,710,000	1,299,600
8.5% 7/15/29	130,000	98,800
		7,755,275
Electric Utilities - 6.7%
AES Corp.:
7.75% 3/1/14	3,370,000	3,268,900
7.75% 10/15/15	455,000	442,488
8% 10/15/17	1,335,000	1,288,275
9.75% 4/15/16 (a)	700,000	728,000
Aquila, Inc. 11.875% 7/1/12 (b)	95,000	107,825
Calpine Construction Finance Co. LP 8% 6/1/16 (a)	1,330,000	1,316,700
Edison Mission Energy:
7% 5/15/17	2,260,000	1,726,075
7.2% 5/15/19	3,535,000	2,545,200
7.625% 5/15/27	1,945,000	1,254,525
Intergen NV 9% 6/30/17 (a)	4,410,000	4,332,825
IPALCO Enterprises, Inc. 7.25% 4/1/16 (a)	2,175,000	2,109,750
NiSource Finance Corp. 10.75% 3/15/16	792,000	927,575
NRG Energy, Inc. 8.5% 6/15/19	1,255,000	1,204,800
NSG Holdings II, LLC 7.75% 12/15/25 (a)	4,805,000	4,012,175
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
RRI Energy, Inc. 6.75% 12/15/14	$ 1,919,000	$ 1,919,000
Tenaska Alabama Partners LP 7% 6/30/21 (a)	233,551	204,941
		27,389,054
Energy - 10.2%
Ashland, Inc. 9.125% 6/1/17 (a)	515,000	540,750
Chesapeake Energy Corp.:
6.5% 8/15/17	3,135,000	2,790,150
6.875% 1/15/16	2,230,000	2,040,450
7.25% 12/15/18	890,000	812,125
7.5% 9/15/13	495,000	482,625
7.5% 6/15/14	1,495,000	1,450,150
7.625% 7/15/13	2,560,000	2,515,200
9.5% 2/15/15	3,540,000	3,610,800
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	730,000	686,200
7.75% 5/15/17	1,540,000	1,470,700
Denbury Resources, Inc. 9.75% 3/1/16	515,000	544,613
El Paso Corp.:
6.95% 6/1/28	1,275,000	1,020,000
8.25% 2/15/16	430,000	430,000
El Paso Performance-Linked Trust 7.75% 7/15/11 (a)	3,010,000	2,904,650
Forest Oil Corp. 8.5% 2/15/14 (a)	645,000	648,225
Frontier Oil Corp. 8.5% 9/15/16	1,900,000	1,928,500
Newfield Exploration Co. 7.125% 5/15/18	1,875,000	1,837,500
Pioneer Natural Resources Co. 6.65% 3/15/17	2,985,000	2,731,275
Plains Exploration & Production Co.:
7% 3/15/17	6,465,000	5,963,963
7.625% 6/1/18	1,575,000	1,500,188
10% 3/1/16	1,540,000	1,624,700
Range Resources Corp.:
7.375% 7/15/13	1,000,000	995,000
7.5% 5/15/16	895,000	877,100
8% 5/15/19	1,335,000	1,355,025
Southwestern Energy Co. 7.5% 2/1/18 (a)	1,005,000	1,005,000
		41,764,889
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16 (a)	415,000	417,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food and Drug Retail - 2.3%
Albertsons, Inc.:
7.75% 6/15/26	$ 190,000	$ 162,450
8% 5/1/31	1,245,000	1,080,038
Federated Retail Holdings, Inc. 5.9% 12/1/16	5,570,000	4,909,938
SUPERVALU, Inc.:
7.5% 5/15/12	165,000	166,650
8% 5/1/16	3,005,000	2,974,950
		9,294,026
Food/Beverage/Tobacco - 1.5%
Constellation Brands, Inc.:
7.25% 9/1/16	1,785,000	1,726,988
7.25% 5/15/17	1,955,000	1,891,463
8.375% 12/15/14	1,250,000	1,268,750
Smithfield Foods, Inc. 10% 7/15/14 (a)	1,160,000	1,165,800
		6,053,001
Gaming - 3.0%
Ameristar Casinos, Inc. 9.25% 6/1/14 (a)	1,480,000	1,509,600
Chukchansi Economic Development Authority:
4.9125% 11/15/12 (a)(b)	150,000	110,250
8% 11/15/13 (a)	720,000	576,000
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (a)	1,745,000	366,450
Mohegan Tribal Gaming Authority 7.125% 8/15/14	847,000	592,900
Pinnacle Entertainment, Inc. 8.625% 8/1/17 (a)	980,000	970,200
Scientific Games Corp.:
7.875% 6/15/16 (a)	1,135,000	1,081,088
9.25% 6/15/19 (a)	870,000	878,700
Seminole Hard Rock Entertainment, Inc. 3.1294% 3/15/14 (a)(b)	1,220,000	927,200
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,130,000	1,062,200
7.25% 5/1/12	1,695,000	1,593,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	595,000	550,375
6.625% 12/1/14	2,155,000	1,982,600
		12,200,863
Healthcare - 6.7%
HCA, Inc.:
7.875% 2/15/20 (a)	720,000	706,500
8.5% 4/15/19 (a)	2,510,000	2,525,688
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
9.125% 11/15/14	$ 1,500,000	$ 1,522,500
9.25% 11/15/16	4,655,000	4,701,550
9.625% 11/15/16 pay-in-kind (b)	6,821,000	6,880,684
9.875% 2/15/17 (a)	265,000	271,625
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,815,000	3,567,025
7% 1/15/16	1,675,000	1,515,875
Service Corp. International 7.5% 4/1/27	1,720,000	1,453,400
Tenet Healthcare Corp. 8.875% 7/1/19 (a)	1,655,000	1,696,375
Ventas Realty LP:
6.5% 6/1/16	830,000	771,900
6.5% 6/1/16	215,000	199,950
6.625% 10/15/14	1,795,000	1,705,250
		27,518,322
Homebuilding/Real Estate - 5.0%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	11,350,000	10,782,490
8.125% 6/1/12	2,010,000	1,979,850
D.R. Horton, Inc. 6.5% 4/15/16	2,430,000	2,247,750
KB Home 5.875% 1/15/15	345,000	320,850
Lennar Corp.:
5.6% 5/31/15	1,060,000	927,500
12.25% 6/1/17 (a)	1,920,000	2,217,600
Ryland Group, Inc. 8.4% 5/15/17	1,785,000	1,802,850
		20,278,890
Hotels - 4.1%
Host Hotels & Resorts LP:
6.875% 11/1/14	545,000	517,750
9% 5/15/17 (a)	485,000	494,700
Host Marriott LP 7.125% 11/1/13	10,765,000	10,442,050
ITT Corp. 7.375% 11/15/15	1,280,000	1,219,200
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	580,000	546,650
7.875% 5/1/12	1,765,000	1,773,825
7.875% 10/15/14	1,740,000	1,731,300
		16,725,475
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - 2.5%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	$ 500,000	$ 392,500
yankee:
7% 6/15/13	4,740,000	4,206,750
7.25% 6/15/16	4,290,000	3,496,350
7.5% 10/15/27	1,845,000	1,293,806
Speedway Motorsports, Inc. 8.75% 6/1/16 (a)	870,000	885,225
		10,274,631
Metals/Mining - 4.1%
Arch Coal, Inc. 8.75% 8/1/16 (a)	605,000	605,000
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (a)	625,000	620,313
Drummond Co., Inc. 7.375% 2/15/16 (a)	1,810,000	1,574,700
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (b)	50,000	47,750
8.25% 4/1/15	5,305,000	5,537,094
8.375% 4/1/17	3,260,000	3,410,775
Massey Energy Co. 6.875% 12/15/13	1,510,000	1,419,400
Teck Resources Ltd.:
9.75% 5/15/14	1,580,000	1,710,350
10.25% 5/15/16	1,745,000	1,921,594
		16,846,976
Paper - 3.6%
Cascades, Inc. 7.25% 2/15/13	1,630,000	1,536,275
Domtar Corp.:
5.375% 12/1/13	2,260,000	2,045,300
7.125% 8/15/15	1,310,000	1,264,150
7.875% 10/15/11	44,000	44,440
10.75% 6/1/17	1,575,000	1,708,875
Georgia-Pacific Corp. 7% 1/15/15 (a)	3,645,000	3,499,200
Georgia-Pacific LLC 8.25% 5/1/16 (a)	820,000	830,250
Rock-Tenn Co.:
9.25% 3/15/16	1,485,000	1,559,250
9.25% 3/15/16 (a)	235,000	246,750
Temple-Inland, Inc. 6.875% 1/15/18	1,390,000	1,341,350
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (a)	885,000	871,725
		14,947,565
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Publishing/Printing - 0.1%
Scholastic Corp. 5% 4/15/13	$ 470,000	$ 380,700
Services - 0.6%
FTI Consulting, Inc. 7.625% 6/15/13	2,370,000	2,322,600
Shipping - 0.4%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	255,000	204,000
8.75% 12/1/13	290,000	279,850
Teekay Corp. 8.875% 7/15/11	1,090,000	1,084,550
		1,568,400
Specialty Retailing - 0.4%
Ltd. Brands, Inc. 8.5% 6/15/19 (a)	1,630,000	1,621,850
Steels - 1.6%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,770,000	3,515,525
7.375% 11/1/12	3,240,000	3,167,100
		6,682,625
Super Retail - 0.1%
Macy's Retail Holdings, Inc. 8.875% 7/15/15	515,000	521,537
Technology - 4.6%
Jabil Circuit, Inc.:
7.75% 7/15/16	1,135,000	1,116,556
8.25% 3/15/18	1,455,000	1,433,175
Lucent Technologies, Inc.:
6.45% 3/15/29	3,665,000	2,492,200
6.5% 1/15/28	10,000	6,800
Seagate Technology HDD Holdings:
6.375% 10/1/11	1,090,000	1,068,200
6.8% 10/1/16	3,490,000	3,175,900
Seagate Technology International 10% 5/1/14 (a)	1,735,000	1,856,450
Xerox Capital Trust I 8% 2/1/27	9,690,000	7,780,876
		18,930,157
Telecommunications - 12.3%
Cincinnati Bell, Inc. 7.25% 7/15/13	2,315,000	2,245,550
Citizens Communications Co.:
7.875% 1/15/27	360,000	297,000
9% 8/15/31	1,990,000	1,833,288
Cricket Communications, Inc. 7.75% 5/15/16 (a)	2,380,000	2,308,600
DigitalGlobe, Inc. 10.5% 5/1/14 (a)	625,000	650,000
Frontier Communications Corp. 8.25% 5/1/14	1,745,000	1,731,913
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	$ 1,675,000	$ 1,712,688
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13	1,500,000	1,503,750
8.875% 1/15/15 (a)	270,000	271,350
Nextel Communications, Inc.:
5.95% 3/15/14	925,000	777,000
6.875% 10/31/13	4,865,000	4,354,175
7.375% 8/1/15	4,850,000	4,140,688
NII Capital Corp. 10% 8/15/16 (a)	1,915,000	1,934,150
Qwest Capital Funding, Inc. 7.25% 2/15/11	795,000	783,075
Qwest Communications International, Inc. 7.5% 2/15/14	2,005,000	1,934,825
Qwest Corp.:
3.8794% 6/15/13 (b)	1,795,000	1,660,375
6.5% 6/1/17	500,000	460,000
7.5% 10/1/14	1,260,000	1,247,400
7.625% 6/15/15	1,240,000	1,230,700
8.375% 5/1/16 (a)	1,535,000	1,561,863
Sprint Capital Corp.:
6.875% 11/15/28	2,095,000	1,524,113
7.625% 1/30/11	3,165,000	3,168,956
8.375% 3/15/12	1,140,000	1,141,425
Sprint Nextel Corp.:
6% 12/1/16	3,100,000	2,604,000
8.375% 8/15/17	1,225,000	1,174,469
U.S. West Communications:
6.875% 9/15/33	1,895,000	1,478,100
7.5% 6/15/23	2,500,000	2,162,500
Wind Acquisition Finance SA 11.75% 7/15/17 (a)	4,140,000	4,491,900
		50,383,853
TOTAL NONCONVERTIBLE BONDS		373,029,057
TOTAL CORPORATE BONDS (Cost $371,461,898)		376,225,668
Floating Rate Loans - 3.3%

Air Transportation - 0.1%
Northwest Airlines, Inc. term loan 2.28% 12/31/10 (b)	351,378	337,322
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - 0.8%
Federal-Mogul Corp.:
Tranche B, term loan 2.217% 12/27/14 (b)	$ 2,947,709	$ 2,196,043
Tranche C, term loan 2.2161% 12/27/15 (b)	1,722,860	1,274,916
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.04% 4/30/14 (b)	85,000	78,413
		3,549,372
Electric Utilities - 1.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2875% 3/30/12 (b)	268,708	241,837
term loan 3.5975% 3/30/14 (b)	2,158,191	1,942,372
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 3.7757% 10/10/14 (b)	2,901,986	2,187,372
		4,371,581
Entertainment/Film - 0.5%
Zuffa LLC term loan 2.375% 6/19/15 (b)	2,475,431	2,215,510
Healthcare - 0.3%
PTS Acquisition Corp. term loan 2.535% 4/10/14 (b)	1,271,074	1,121,723
Publishing/Printing - 0.3%
Newsday LLC term loan 9.75% 8/1/13	1,290,000	1,312,575
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (b)	20,352	16,587
		1,329,162
Technology - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.7594% 10/1/14 (b)	87,723	79,390
Tranche B-A, term loan 2.6961% 10/1/14 (b)	305,277	276,275
		355,665
Telecommunications - 0.1%
Intelsat Jackson Holdings Ltd. term loan 3.2756% 2/1/14 (b)	385,000	335,431
Textiles & Apparel - 0.0%
Hanesbrands, Inc. Tranche 2LN, term loan 4.2538% 3/5/14 (b)	95,000	92,625
TOTAL FLOATING RATE LOANS (Cost $13,706,906)		13,708,391
Cash Equivalents - 3.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.20%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $15,426,000)	$ 15,426,086	$ 15,426,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $400,594,804)		405,360,059
NET OTHER ASSETS - 1.1%		4,368,655
NET ASSETS - 100%		$ 409,728,714
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,736,667 or 18.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$15,426,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 2,652,495
Banc of America Securities LLC	1,320,703
Bank of America, NA	3,301,759
Deutsche Bank Securities, Inc.	1,452,774
ING Financial Markets LLC	424,928
J.P. Morgan Securities, Inc.	2,641,407
Mizuho Securities USA, Inc.	1,320,703
Morgan Stanley & Co., Inc.	660,352
Societe Generale, New York Branch	1,650,879
$ 15,426,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Canada	5.4%
Liberia	2.3%
Cayman Islands	1.5%
Luxembourg	1.1%
Netherlands	1.1%
Bermuda	1.0%
Others (individually less than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009
Assets
Investment in securities, at value (including repurchase agreements of $15,426,000) - See accompanying schedule: Unaffiliated issuers (cost $400,594,804)		$ 405,360,059
Cash		906
Receivable for investments sold		2,862,017
Interest receivable		7,762,725
Total assets		415,985,707

Liabilities
Payable for investments purchased	$ 6,255,222
Distributions payable	74
Other payables and accrued expenses	1,697
Total liabilities		6,256,993

Net Assets		$ 409,728,714
Net Assets consist of:
Paid in capital		$ 404,963,459
Net unrealized appreciation (depreciation) on investments		4,765,255
Net Assets, for 4,591,387 shares outstanding		$ 409,728,714
Net Asset Value, offering price and redemption price per share ($409,728,714 ÷ 4,591,387 shares)		$ 89.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2009
Investment Income
Interest (including $33,557 from affiliated interfund lending)		$ 36,299,811

Expenses
Custodian fees and expenses	$ 9,741
Independent directors' compensation	2,706
Total expenses before reductions	12,447
Expense reductions	(3,656)	8,791
Net investment income		36,291,020
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(38,655,043)
Change in net unrealized appreciation (depreciation) on: Investment securities		26,166,378
Net gain (loss)		(12,488,665)
Net increase (decrease) in net assets resulting from operations		$ 23,802,355

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 36,291,020	$ 28,206,593
Net realized gain (loss)	(38,655,043)	(5,012,210)
Change in net unrealized appreciation (depreciation)	26,166,378	(15,492,374)
Net increase (decrease) in net assets resulting from operations	23,802,355	7,702,009
Distributions to partners from net investment income	(32,276,602)	(27,114,638)
Affiliated share transactions Proceeds from sales of shares	25,302,989	60,115,019
Reinvestment of distributions	32,276,120	27,114,636
Cost of shares redeemed	(50,209,965)	-
Net increase (decrease) in net assets resulting from share transactions	7,369,144	87,229,655
Total increase (decrease) in net assets	(1,105,103)	67,817,026

Net Assets
Beginning of period	410,833,817	343,016,791
End of period	$ 409,728,714	$ 410,833,817
Other Information Shares
Sold	325,689	623,588
Issued in reinvestment of distributions	401,003	283,455
Redeemed	(578,785)	-
Net increase (decrease)	147,907	907,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2009

2008

2007

2006 H

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 92.46	$ 97.00	$ 98.47	$ 98.68	$ 100.00
Income from Investment Operations
Net investment income D	7.598	7.134	7.095	2.314	3.996
Net realized and unrealized gain (loss)	(4.053)	(4.802)	(1.570)	(.270)	(1.413)
Total from investment operations	3.545	2.332	5.525	2.044	2.583
Distributions to partners from net investment income	(6.765)	(6.872)	(6.995)	(2.254)	(3.903)
Net asset value, end of period	$ 89.24	$ 92.46	$ 97.00	$ 98.47	$ 98.68
Total Return B, C	4.96%	2.39%	5.61%	2.11%	2.63%
Ratios to Average Net Assets G
Expenses before reductions	-% E	-% E	-% E	.04% A	.04% A
Expenses net of fee waivers, if any	-% E	-% E	-% E	.01% A	.04% A
Expenses net of all reductions	-% E	-% E	-% E	-% A, E	.04% A
Net investment income	9.40%	7.45%	7.10%	7.04% A	6.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 409,729	$ 410,834	$ 343,017	$ 206,873	$ 207,327
Portfolio turnover rate	73%	50%	75%	46% A	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period September 20, 2005 (commencement of operations) to April 30, 2006.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 21, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 24,350,496
Unrealized depreciation	(16,627,804)
Net unrealized appreciation (depreciation)	$ 7,722,692

Cost for federal income tax purposes	$ 397,637,367

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $277,596,124 and $269,170,848, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 6,934,129	1.02%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,706.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $950.

Annual Report

Notes to Financial Statements - continued

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Specialized High Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Specialized High Income Central Fund as of August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 21, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Johnson oversees 262 funds advised by FMR or an affiliate. Mr. Curvey oversees 392 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 2004

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2004

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Brian B. Hogan (44)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Specialized High Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2009, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund 2 and Fidelity Specialized High Income Central Fund (the "Funds"):

Services Billed by Deloitte Entities

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$47,000	$-	$6,000	$-
Fidelity Specialized High Income Central Fund	$56,000	$-	$8,100	$-

August 31, 2008 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$43,000	$-	$6,000	$-
Fidelity Specialized High Income Central Fund	$50,000	$-	$8,100	$-

A Amounts may reflect rounding.

B Fidelity High Income Central Fund 2 commenced operations on March 31, 2008.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2009A	August 31, 2008A
Audit-Related Fees	$815,000	$410,000
Tax Fees	$2,000	$-
All Other Fees	$405,000	$470,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2009 A	August 31, 2008 A
Deloitte Entities	$1,345,000	$1,085,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2009